Prepaid Expenses and Other	6 Months Ended
Jul. 31, 2025
Prepaid Expenses and Other
Prepaid Expenses and Other	Note 7 – Prepaid Expenses and Other

	July 31,	January 31,
	2025	2025
Prepaid expenses	19,313	18,457
Equity derivative contracts (Note 4)	19,766	26,372
Inventory	534	715
	39,613	45,544